Income taxes	12 Months Ended
Mar. 30, 2024
Income Tax Disclosure [Abstract]
Income taxes
11 .	Income taxes:

(a)
The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of March 30, 2024, the Company did not have any accrued interest or penalties related to uncertain tax positions due to available tax loss carry forwards. The tax years
2017
through
2024
remain open to examination by the major taxing jurisdictions to which the Company is subject.

The Company evaluates its deferred tax assets to determine if any adjustments to its valuation allowances are required. As part of this analysis, the Company could not reach the required conclusion that it would be able to more likely than not realize the value of net deferred tax assets in the future. As a result, the Company has a non-cash
valuation allowance of $26.1 million
(March 25, 2023 - $24.8 million)
against the majority of the Company’s net deferred tax assets.
The significant items comprising the Company’s net deferred tax assets at March 30, 2024 and March 25, 2023 are as follows:

	Fiscal Year Ended
	March 30, 2024	March 25, 2023
	(In thousands)
Deferred tax assets:
Loss and tax credit carry forwards	$14,481	$13,282
Difference between book and tax basis of property and equipment and intangible assets	7,228	7,396
Operating lease right-of-use asset	3,536	3,690
Other reserves not currently deductible	1,196	1,195
Other	(292)	(743)

Net deferred tax asset before valuation allowance	26,149	24,820
Valuation allowance	(26,149)	(24,820)

Net deferred tax asset	$—	$—

The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 30, 2024	March 25, 2023	March 26, 2022
	(In thousands)
Income tax expense (benefit):
Current	$—	$—	$—
Deferred	(1,329)	(1,860)	1,781

Valuation allowance	1,329	1,860	(1,781)
Income tax expense	$—	$—	$—

The Company’s current tax payable was
nil
at March 30, 2024, March 25, 2023 and March 26, 2022.
The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 30, 2024	March 25, 2023	March 26, 2022
Canadian statutory rate	25.7%	25.9%	26.1%
Utilization of unrecognized losses and other tax attributes	(28.6%)	(25.0%)	(130.8%)
Permanent differences and other	2.9%	(0.9%)	104.7%

Total	0.0%	0.0%	0.0%

(b)
At March 30, 2024, the Company had federal
non-capital
losses of $51.2 million available to reduce future Canadian federal taxable income and investment tax credits (“ITC’s”) in Canada of $0.2 million available to reduce future Canadian federal income taxes payable which will expire in accordance with their respective terms between 2024 and 2032. The Company also has capital losses of $1.5 million available to reduce future Canadian capital gains. These capital losses do not have an expiration date.

The following table outlines the maturity of the federal non-capital losses by fiscal year-ends.

Non Capital losses as
of March 30, 2024 (in thousands)
Year ending March:	Operating
Expiring in 2025	—
Expiring in 2026	—
Expiring in 2027	—
Expiring in 2028	—
Expiring in 2029	—
Expiring in 2030	3,390
Expiring in 2031	—
Expiring in 2032	—
Expiring after 2032	47,773
Total non-capital losses as of March 30, 2024	51,163